BALANCES IN FOREIGN CURRENCY AND FOREIGN CURRENCY EXCHANGE RATE IMPACT IN PROFIT OR LOSS.	12 Months Ended
Dec. 31, 2024
Disclosure Of EffectOf ChangesIn Foreign Exchange Rates Explanatory [Abstract]
Disclosure of effect of changes in foreign exchange rates [text block]

NOTE 11. BALANCES IN FOREIGN CURRENCY AND FOREIGN CURRENCY EXCHANGE RATE IMPACT IN PROFIT OR LOSS.

	U.S dollar	Euros	Brazilian real	Argentine pesos	Mexican pesos	Other currencies	Chilean pesos	U.F.	Total
December 31, 2024	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Assets
Current assets
Cash and cash equivalents	668,888	8,754	117,848	12,642	40,128	11,794	211,506	-	1,071,560
Other current financial assets	25,949	-	-	-	-	-	11	-	25,960
Other current non-financial assets	104,366	562	17,153	31,100	20,539	9,551	77,821	-	261,092
Trade and other current receivables	815,884	28,149	38,327	26,569	33,704	1,077	92,401	18,596	1,054,707
Accounts receivable due from related companies	5,646	-	-	1,812	-	-	2,701	-	10,159
Current Inventories	1,335,410	-	81,043	-	37,954	-	1,853	-	1,456,260
Current biological assets	304,302	-	11,198	-	-	-	-	-	315,500
Current tax assets	70,105	-	2,636	-	515	-	2,357	-	75,613
Non-current assets or disposal groups classified as held for sale	3,330,550	37,465	268,205	72,123	132,840	22,422	388,650	18,596	4,270,851
Non-current assets or disposal groups classified as held for sale	3,708	-	13	-	46	-	-	-	3,767
Total current assets	3,334,258	37,465	268,218	72,123	132,886	22,422	388,650	18,596	4,274,618

Non-current assets
Other non-current financial assets	16,747	-	-	-	-	-	-	-	16,747
Other non-current non-financial assets	58,937	-	24,043	-	629	8	1,419	-	85,036
Trade and other non-current receivables	2,784	-	9,891	458	-	-	1,505	51,097	65,735
Investments accounted for using equity method	106,784	211,345	41,352	-	-	-	47,130	-	406,611
Intangible assets other than goodwill	52,318	-	2,368	-	63	-	1,231	-	55,980
Goodwill	41,286	-	10,039	-	-	-	-	-	51,325
Property, plant and equipment	8,917,848	-	462,845	-	228,153	-	1,225	-	9,610,071
Right of use assets	225,551	-	544,198	-	1,932	-	205	-	771,886
Non-current biological assets	2,554,897	-	192,997	-	-	-	-	-	2,747,894
Deferred tax assets	21,407	-	48,554	-	714	-	2,734	-	73,409
Total non-current assets	11,998,559	211,345	1,336,287	458	231,491	8	55,449	51,097	13,884,694

Total assets	15,332,817	248,810	1,604,505	72,581	364,377	22,430	444,099	69,693	18,159,312

	U.S dollar	Euros	Brazilian real	Argentine pesos	Mexican pesos	Other currencies	Chilean pesos	U.F.	Total
December 31, 2024	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Liabilities
Current liabilities

Other current financial liabilities	191,900	67,987	36,538	-	-	-	-	52,480	348,905
Current lease liabilities	13,273	113	13,435	-	584	965	22,582	4,899	55,851
Trade and other current payables	188,747	21,414	78,396	47,373	24,199	16,411	331,286	38,145	745,971
Accounts payable to related companies	426	-	3,007	-	-	-	7,130	-	10,563
Other short-term provisions	490	-	-	-	-	-	111	1,236	1,837
Current tax liabilities	3,086	12,092	1,184	8,252	2,951	-	-	-	27,565
Current provisions for employee benefits	-	-	-	-	-	-	6,669	-	6,669
Other current non-financial liabilities	125,483	94	21,938	6,714	2,999	9	8,328	24	165,589
Current liabilities other than liabilities included in disposal groups classified as held for sale	523,405	101,700	154,498	62,339	30,733	17,385	376,106	96,784	1,362,950
Liabilities included in disposal groups classified as held for sale	-	-	-	-	-	-	-	-	-
Total liabilities, current	523,405	101,700	154,498	62,339	30,733	17,385	376,106	96,784	1,362,950

Non-current liabilities
Other non-current financial liabilities	3,534,436	255,430	164,899	-	-	-	-	1,766,947	5,721,712
Non-current lease liabilities	120,661	295	490,778	-	523	49	43,238	16,595	672,139
Other non-current payables	23,942	-	3,266	-	-	-	8,102	-	35,310
Non-current accounts payable to related companies	26,207	-	-	-	-	-	-	-	26,207
Other long-term provisions	-	-	6,785	26,294	-	-	42	-	33,121
Deferred tax liabilities	1,443,086	-	21,645	-	4,781	-	-	-	1,469,512
Non-current provisions for employee benefits	-	-	-	-	1,211	-	76,423	-	77,634
Other non-current non-financial liabilities	-	-	36,075	64	-	-	873	-	37,012
Total non- current liabilities	5,148,332	255,725	723,448	26,358	6,515	49	128,678	1,783,542	8,072,647

Total liabilities	5,671,737	357,425	877,946	88,697	37,248	17,434	504,784	1,880,326	9,435,597

	U.S dollar	Euros	Brazilian real	Argentine pesos	Mexican pesos	Other currencies	Chilean pesos	U.F.	Total
December 31, 2023	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Assets
Current assets
Cash and cash equivalents	310,108	6,532	30,402	58,592	26,439	3,149	134,786	-	570,008
Other current financial assets	20,303	-	-	25,301	-	-	-	-	45,604
Other current non-financial assets	61,669	569	31,594	2,945	2,975	8,671	131,831	-	240,254
Trade and other current receivables	711,883	30,330	67,137	19,916	34,234	640	115,907	17,855	997,902
Accounts receivable due from related companies	-	-	-	174	-	-	2,442	-	2,616
Current Inventories	1,234,477	-	117,927	-	46,389	-	1,053	-	1,399,846
Current biological assets	298,703	-	72,254	-	-	-	-	-	370,957
Current tax assets	103,781	-	3,716	-	9,007	1,388	1,139	-	119,031
Non-current assets or disposal groups classified as held for sale	2,740,924	37,431	323,030	106,928	119,044	13,848	387,158	17,855	3,746,218
Non-current assets or disposal groups classified as held for sale	107	-	429,197	-	56	-	-	-	429,360
Total current assets	2,741,031	37,431	752,227	106,928	119,100	13,848	387,158	17,855	4,175,578

Non-current assets
Other non-current financial assets	33,512	-	-	-	-	-	-	-	33,512
Other non-current non-financial assets	64,784	-	28,415	4,965	620	8	382	-	99,174
Trade and other non-current receivables	20,613	-	21,614	-	-	-	1,889	64,385	108,501
Investments accounted for using equity method	137,746	215,322	34,557	-	-	-	35,986	-	423,611
Intangible assets other than goodwill	62,868	-	3,352	-	211	-	-	-	66,431
Goodwill	41,458	-	14,433	-	-	-	-	-	55,891
Property, plant and equipment	9,037,099	-	406,713	-	162,067	-	1,237	-	9,607,116
Right of use assets	203,637	-	395,560	-	1,164	-	-	-	600,361
Non-current biological assets	2,496,739	-	154,883	-	-	-	-	-	2,651,622
Deferred tax assets	81,309	-	6,947	-	311	-	-	-	88,567
Total non-current assets	12,179,765	215,322	1,066,474	4,965	164,373	8	39,494	64,385	13,734,786

Total assets	14,920,796	252,753	1,818,701	111,893	283,473	13,856	426,652	82,240	17,910,364

	U.S dollar	Euros	Brazilian real	Argentine pesos	Mexican pesos	Other currencies	Chilean pesos	U.F.	Total
December 31, 2023	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Liabilities
Current liabilities

Other current financial liabilities	935,282	72,415	19,143	496	-	-	-	55,189	1,082,525
Current lease liabilities	11,215	95	17,487	-	1,879	66	11,107	5,393	47,242
Trade and other current payables	150,867	18,933	88,484	46,403	18,336	14,609	381,289	41,534	760,455
Accounts payable to related companies	-	-	-	-	-	-	6,958	-	6,958
Other short-term provisions	2,542	-	-	-	-	-	18	1,345	3,905
Current tax liabilities	13,313	-	5	-	-	-	-	-	13,318
Current provisions for employee benefits	-	-	-	-	-	-	7,863	-	7,863
Other current non-financial liabilities	9,095	61	25,086	3,014	7,827	1	5,064	-	50,148
Current liabilities other than liabilities included in disposal groups classified as held for sale	1,122,314	91,504	150,205	49,913	28,042	14,676	412,299	103,461	1,972,414
Liabilities included in disposal groups classified as held for sale	-	-	99,328	-	-	-	-	-	99,328
Total liabilities, current	1,122,314	91,504	249,533	49,913	28,042	14,676	412,299	103,461	2,071,742

Non-current liabilities
Other non-current financial liabilities	3,453,766	342,013	186,687	-	-	-	-	1,539,102	5,521,568
Non-current lease liabilities	114,984	55	346,524	-	1,661	130	22,382	26,404	512,140
Other non-current payables	22,814	-	9,714	-	-	-	18,049	-	50,577
Non-current accounts payable to related companies	22,981	-	-	-	-	-	-	-	22,981
Other long-term provisions	-	-	3,299	25,352	-	-	-	-	28,651
Deferred tax liabilities	1,506,687	-	29,744	-	7,193	-	-	-	1,543,624
Non-current provisions for employee benefits	-	-	-	-	1,209	-	85,253	-	86,462
Other non-current non-financial liabilities	-	-	63,574	6	-	-	10	-	63,590
Total non-current liabilities	5,121,232	342,068	639,542	25,358	10,063	130	125,694	1,565,506	7,829,593

Total liabilities	6,243,546	433,572	889,075	75,271	38,105	14,806	537,993	1,668,967	9,901,335

	12-31-2024			12-31-2023
	Up to 90 days	From 91 days to 1 year	Total	Up to 90 days	From 91 days to 1 year	Total
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Total current liabilities	1,021,171	341,779	1,362,950	1,030,309	1,041,433	2,071,742

Other current financial liabilities	60,710	288,195	348,905	124,220	958,305	1,082,525
U.S. dollar	36,401	155,499	191,900	116,665	818,617	935,282
Euros	-	67,987	67,987	-	72,415	72,415
Brazilian real	24,309	12,229	36,538	7,059	12,084	19,143
Argentine pesos	-	-	-	496	-	496
U.F.	-	52,480	52,480	-	55,189	55,189

Bank borrowings	28,154	220,673	248,827	86,243	388,779	475,022
U.S. dollar	3,845	140,457	144,302	79,184	304,280	383,464
Euros	-	67,987	67,987	-	72,415	72,415
Brazilian real	24,309	12,229	36,538	7,059	12,084	19,143

Other borrowings	32,556	67,522	100,078	37,977	569,526	607,503
U.S. dollar	32,556	15,042	47,598	37,481	514,337	551,818
Argentine pesos	-	-	-	496	-	496
U.F.	-	52,480	52,480	-	55,189	55,189

Current lease liabilities	15,116	40,735	55,851	16,911	30,331	47,242
U.S. dollar	3,612	9,661	13,273	3,184	8,031	11,215
Euros	30	83	113	24	71	95
Brazilian real	3,729	9,706	13,435	8,848	8,639	17,487
Mexican pesos	147	437	584	458	1,421	1,879
Other currencies	107	858	965	16	50	66
Chilean pesos	5,698	16,884	22,582	2,648	8,459	11,107
U.F.	1,793	3,106	4,899	1,733	3,660	5,393

Trade and other current payables	741,847	4,124	745,971	744,010	16,445	760,455
U.S. dollar	188,747	-	188,747	150,702	165	150,867
Euros	21,414	-	21,414	18,933	-	18,933
Brazilian real	74,610	3,786	78,396	72,204	16,280	88,484
Argentine pesos	47,373	-	47,373	46,403	-	46,403
Mexican pesos	23,861	338	24,199	18,336	-	18,336
Other currencies	16,411	-	16,411	14,609	-	14,609
Chilean pesos	331,286	-	331,286	381,289	-	381,289
U.F.	38,145	-	38,145	41,534	-	41,534

Accounts payable to related companies	10,563	-	10,563	6,958	-	6,958
U.S. dollar	426	-	426	-	-	-
Brazilian real	3,007	-	3,007	-	-	-
Chilean pesos	7,130	-	7,130	6,958	-	6,958

Other short-term provisions	1,837	-	1,837	3,905	-	3,905
U.S. dollar	490	-	490	2,542	-	2,542
Chilean pesos	111	-	111	18	-	18
U.F.	1,236	-	1,236	1,345	-	1,345

Current tax liabilities	18,840	8,725	27,565	1,567	11,751	13,318
U.S. dollar	2,613	473	3,086	1,562	11,751	13,313
Euros	12,092	-	12,092	-	-	-
Brazilian real	1,184	-	1,184	5	-	5
Argentine pesos	-	8,252	8,252	-	-	-
Mexican pesos	2,951	-	2,951	-	-	-

Current provisions for employee benefits	6,669	-	6,669	7,863	-	7,863
Chilean pesos	6,669	-	6,669	7,863	-	7,863

Other current non-financial liabilities	165,589	-	165,589	25,547	24,601	50,148
U.S. dollar	125,483	-	125,483	6,868	2,227	9,095
Euros	94	-	94	61	-	61
Brazilian real	21,938	-	21,938	2,935	22,151	25,086
Argentine pesos	6,714	-	6,714	3,014	-	3,014
Mexican pesos	2,999	-	2,999	7,827	-	7,827
Other currencies	9	-	9	1	-	1
Chilean pesos	8,328	-	8,328	4,841	223	5,064
U.F.	24	-	24	-	-	-

Liabilities included in disposal groups classified as held for sale	-	-	-	99,328	-	99,328
Brazilian real	-	-	-	99,328	-	99,328

	12-31-2024				12-31-2023
	From 13 months to 3 years	From 3 years to 5 years	More than 5 years	Total	From 13 months to 3 years	From 3 years to 5 years	More than 5 years	Total
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Total non-current liabilities	2,905,653	1,040,941	4,126,053	8,072,647	2,434,678	1,034,845	4,360,070	7,829,593

Other non-current financial liabilities	1,686,157	885,612	3,149,943	5,721,712	1,181,498	877,395	3,462,675	5,521,568
U.S. dollar	1,166,799	495,482	1,872,155	3,534,436	594,470	494,363	2,364,933	3,453,766
Euros	126,200	129,230	-	255,430	134,999	138,032	68,982	342,013
Brazilian real	120,222	44,677	-	164,899	155,703	30,984	-	186,687
U.F.	272,936	216,223	1,277,788	1,766,947	296,326	214,016	1,028,760	1,539,102

Bank borrowings	728,289	173,907	-	902,196	786,031	169,016	68,982	1,024,029
U.S. dollar	481,867	-	-	481,867	495,329	-	-	495,329
Euros	126,200	129,230	-	255,430	134,999	138,032	68,982	342,013
Brazilian real	120,222	44,677	-	164,899	155,703	30,984	-	186,687

Other borrowings	957,868	711,705	3,149,943	4,819,516	395,467	708,379	3,393,693	4,497,539
U.S. dollar	684,932	495,482	1,872,155	3,052,569	99,141	494,363	2,364,933	2,958,437
U.F.	272,936	216,223	1,277,788	1,766,947	296,326	214,016	1,028,760	1,539,102

Non-current lease liabilities	104,578	70,490	497,071	672,139	70,451	58,933	382,756	512,140
U.S. dollar	26,402	19,943	74,316	120,661	21,617	16,715	76,652	114,984
Euros	174	121	-	295	48	7	-	55
Brazilian real	36,290	34,477	420,011	490,778	20,403	26,754	299,367	346,524
Mexican pesos	494	29	-	523	1,386	275	-	1,661
Other currencies	49	-	-	49	96	34	-	130
Chilean pesos	32,934	10,304	-	43,238	15,933	4,661	1,788	22,382
U.F.	8,235	5,616	2,744	16,595	10,968	10,487	4,949	26,404

Non-current payable	35,310	-	-	35,310	27,763	-	22,814	50,577
U.S. dollar	23,942	-	-	23,942	-	-	22,814	22,814
Brazilian real	3,266	-	-	3,266	9,714	-	-	9,714
Chilean pesos	8,102	-	-	8,102	18,049	-	-	18,049

Non- current accounts payable to related companies	13,655	7,581	4,971	26,207	-	7,581	15,400	22,981
U.S. dollar	13,655	7,581	4,971	26,207	-	7,581	15,400	22,981

Other long-term provisions	29,155	3,966	-	33,121	28,543	108	-	28,651
Brazilian real	2,819	3,966	-	6,785	3,191	108	-	3,299
Argentine pesos	26,294	-	-	26,294	25,352	-	-	25,352
Chilean pesos	42	-	-	42	-	-	-	-

Deferred tax liabilities	922,585	72,859	474,068	1,469,512	985,219	82,142	476,263	1,543,624
U.S. dollar	916,756	72,859	453,471	1,443,086	976,270	81,004	449,413	1,506,687
Brazilian real	1,048	-	20,597	21,645	1,756	1,138	26,850	29,744
Mexican pesos	4,781	-	-	4,781	7,193	-	-	7,193

Non-current provisions for employee benefits	77,634	-	-	77,634	86,462	-	-	86,462
Mexican pesos	1,211	-	-	1,211	1,209	-	-	1,209
Chilean pesos	76,423	-	-	76,423	85,253	-	-	85,253

Other non-current non-financial liabilities	36,579	433	-	37,012	54,742	8,686	162	63,590
Brazilian real	35,642	433	-	36,075	54,726	8,686	162	63,574
Argentine pesos	64	-	-	64	6	-	-	6
Chilean pesos	873	-	-	873	10	-	-	10

The table below sets forth the subsidiaries that have determined a functional currency other than the U.S. dollar as follows:

Subsidiary	Country	Functional currency
Arauco Canada Ltd.	Canada	Canadian dollar
Arauco Celulose do Brasil	Brazil	Brazilian real
Arauco do Brasil S.A.	Brazil	Brazilian real
Arauco Florestal Arapoti S.A. (1)	Brazil	Brazilian real
Arauco Forest Brasil S.A. (1)	Brazil	Brazilian real
Arauco Industria de Mexico, S.A. de C.V.	Mexico	Mexican pesos
Arauco Industria de Paineis S.A.	Brazil	Brazilian real
Arauco MS Participações S.A.	Brazil	Brazilian real
Arauco Participações Florestais Ltda.	Brazil	Brazilian real
Araucomex Servicios, S.A. de C.V.	Mexico	Mexican pesos
Consorcio Protección Fitosanitaria Forestal S.A.	Chile	Chilean pesos
Empreendimentos Florestais Santa Cruz Ltda. (1)	Brazil	Brazilian real
E2E SpA	Chile	Chilean pesos
Leasing Forestal S.A.	Argentina	Argentine pesos
Lemu Earth SpA	Chile	Chilean pesos
Mahal Empreendimentos e Participações S.A.	Brazil	Brazilian real
Novo Oeste Gestao de Ativos Florestais S.A.	Brazil	Brazilian real
Tecverde Engenharia S.A.	Brazil	Brazilian real

(1)	Entities sold in July 2024.

The table below shows a detail per company of the effect in the period of the reserve of exchange differences on translation:

	January - December
	2024	2023	2022
	ThU.S.$	ThU.S.$	ThU.S.$
Arauco Canada Ltd.	(18,206)	8,210	(16,249)
Arauco Celulose do Brasil S.A.	(24,407)	-	-
Arauco do Brasil S.A.	(31,336)	36,141	55,101
Arauco Florestal Arapoti S.A. (*)	101,277	42,281	4,582
Arauco Forest Brasil S.A. (*)	287,217	124,804	17,585
Arauco Industria México S.A. de C.V.	(56,079)	37,086	12,057
Arauco MS Participações S.A.	(116,742)	-	-
Sonae Arauco S.A.	(12,733)	7,197	(11,508)
Others	(3,894)	733	(3,702)
Total reserve of exchange differences on translation	125,097	256,452	57,866
(*) It includes reverse of reserve for exchange differences due to conversion of Brazilian companies sold in this period.

Effect of foreign exchange rates changes

	January - December
	2024	2023	2022
	ThU.S.$	ThU.S.$	ThU.S.$
Exchange differences recognized in profit or loss, except for those arising on financial instruments measured at fair value through profit or loss	(21,314)	(35,419)	(18,436)
Reserve of exchange differences on translation (with non-controlling interests)	259,895	121,470	57,867